Expense Example - FidelityPuritanK6Fund-PRO - FidelityPuritanK6Fund-PRO - Fidelity Puritan K6 Fund - Fidelity Puritan K6 Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406